Redemption Payable To Managing Owner (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Redemption Payable To Managing Owner [Abstract]
Redemption payable	$ 228,683	$ 119,598